Fair Value Measurement (Narrative) (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 08, 2016 USD ($) shares	Sep. 16, 2013 $ / shares shares	May 10, 2012 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 24, 2014 USD ($)	Jun. 30, 2013 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of warrants issued (shares) | shares			1,068.181875
Sale price of warrant (in dollars per share) | $ / shares			$ 8,800
Warrant conversion ratio (in shares)			1
Warrants, exercise price per share (in dollars per warrant) | $ / shares		$ 1,840	$ 12,800
Warrants, exercise period			3 years
Mark-to-market gain recorded on warrants				$ 0	$ 5
Increase in fair value of contingent consideration related to acquisitions				0	2,222
Investment in warrants	$ 1,023			648
Fair value loss in financial assets				376	0
Choose Digital
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration at time of acquisition					$ 4,792	$ 2,570
Increase in fair value of contingent consideration related to acquisitions				2,222
Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of stock, shares converted (in warrants) | shares		340.9
Common stock, shares outstanding (in warrants) | shares					727.25
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of outstanding warrants			$ 5,281		$ 10		$ 443
Perk Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value loss in financial assets				$ 376
Discontinued Operations, Disposed of by Sale | Viggle
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Consideration received (in shares) | shares	1,370,000